Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets
Schedule of changes in the net carrying amount of goodwill by operating segment

	Risk Solutions	HR Solutions	Total

Balance as of January 1, 2010	5,693	385	6,078
Goodwill related to Hewitt acquisition	—	2,715	2,715
Goodwill related to other acquisitions	50	9	59
Goodwill related to disposals	(2)	—	(2)
Foreign currency revaluation	(192)	(11)	(203)

Balance as of December 31, 2010	$5,549	$3,098	$8,647
Goodwill related to acquisitions	73	4	77
Goodwill related to disposals	(2)	—	(2)
Goodwill related to Hewitt acquisition	—	50	50
Goodwill related to other prior year acquisitions	—	1	1
Transfers	(83)	83	—
Foreign currency revaluation	20	(23)	(3)

Balance as of December 31, 2011	$5,557	$3,213	$8,770

Schedule of other intangible assets by asset class

	As of December 31
	2011			2010
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Intangible assets with indefinite lives:
Trademarks	$1,024	$—	$1,024	$1,024	$—	$1,024
						—
Intangible assets with finite lives:						—
Trademarks	4	1	3	3	—	3
Customer related and contract based	2,608	615	1,993	2,605	344	2,261
Marketing, technology and other	606	350	256	606	283	323

	$4,242	$966	$3,276	$4,238	$627	$3,611

Schedule of estimated future amortization expense on intangible assets

	HR Solutions	Risk Solutions	Total

2012	$294	$117	$411
2013	275	109	384
2014	239	95	334
2015	208	81	289
2016	174	71	245
Thereafter	468	121	589

	$1,658	$594	$2,252